SHARE- BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
SHARE- BASED COMPENSATION
NOTE 18: - SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service providers is as follows:

	Year ended December 31,
	2024	2023	2022

Share-based compensation – Attributable to equity holders of the Company	$363	$526	$617
Share-based compensation – Attributable to non-controlling interests (see Note 17g)	1,432	1,351	569

	$1,795	$1,877	$1,186

b.
The Company maintains four share option and incentive plans: Evogene Ltd. 2002 Share Option Plan, Evogene Ltd. 2003 Key Employee Share Incentive Plan, Evogene Ltd. 2013 Share Option Plan and Evogene Ltd. 2021 Share Incentive Plan (the “2021 Plan”). All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares that generally expire 10 years from the grant date.

c.	Evogene Ltd. Share-based payment plan for employees, directors and consultants:

During 2024, 2023 and 2022, the board of directors of the Company approved to grant its employees, directors and consultants 217,300, 62,600 and 60,550 options, respectively. The fair value of the options granted in 2024, 2023 and 2022 determined at their grant date using the binomial model, was approximately $208, $204 and $323, respectively.

d.	Evogene Ltd. Share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company:

	2024		2023 (*)		2022 (*)
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at the beginning of year	397,452	28.80	403,603	41.7	423,395	55.4

Granted	217,300	2.71	62,600	8.00	60,550	10.4

Exercised	-	-	-	-	(562)	10.9

Forfeited	(20,664)	41.99	(68,751)	78.1	(79,780)	57.5

Outstanding at end of year	594,088	18.72	397,452	28.8	403,603	41.7

Exercisable at end of year	331,746	29.92	284,183	34.8	275,528	53.2

(*) Number of options and weighted average exercise prices have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).

The following table summarizes information about share options outstanding at December 31, 2024:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
2.36 - 10	286,731	9.30	3.93
10.20 - 20	129,069	5.98	11.80
22.26-40.22	87,718	5.03	27.22
48.80 – 76.19	68,470	2.57	54.20
103.40 – 108.60	22,100	0.23	107.50

Total	594,088	6.83	18.72

The weighted average outstanding remaining life contractual term of the options as of December 31, 2024 is 6.83 years (as of December 31, 2023, it was 6.37 years).

The weighted average fair value of options granted during 2024 was $0.96 (for options granted during 2023, the weighted average fair value was $0.33).

The fair value of Company share options granted to employees, directors and consultants for the years ended December 31, 2024, 2023 and 2022 was estimated using the binomial model with the following assumptions:

	2024	2023	2022

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	54-56	51-53	48-50
Risk-free interest rate (%)	4.21-4.56	3.4-4.4	1.5-3.5
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-20	5-20

The expected volatility of the share prices reflects the assumption that the historical volatility of the share prices is reasonably indicative of expected future trends.

e.	Evogene Ltd. RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During 2024 and 2023, the board of directors of the Company approved to grant its employees, directors and consultants 1,300 and 35,260 RSUs, respectively. The fair value of the RSUs granted in 2024 and 2023, was approximately $12.5 and $265, respectively, determined at their grant date according to the Company's share price at the time of their grant since the RSUs were granted at a zero exercise price and no dividends were expected to be distributed during their vesting period.

The following table summarizes the number of RSUs, and the changes that were made under the 2021 Plan to employees, consultants and directors of the Company during 2024 and 2023:

	2024		2023 (*)
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding at beginning of year	41,420	12.40	19,658	25.5

Granted	1,300	9.67	35,260	7.50

Vested	(13,676)	14.93	(10,423)	18.7

Forfeited	(9,238)	9.20	(3,075)	20.1

Outstanding at end of year	19,806	11.87	41,420	12.4

(*) Number of RSUs and weighted average grant date fair value have been retroactively adjusted to reflect the reverse stock split. See Note 17(b).

f.	The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions.

During the years ended December 31, 2024 and 2023, the Company's subsidiaries approved to grant their employees, directors and consultants 151,013 and 854,139 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $1,084 and $2,121 respectively. The fair value was estimated using the binominal model.

The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors of the Company's subsidiaries:

	2024		2023
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at beginning of year	2,531,134	1.63	2,273,489	1.72

Granted	151,013	1.42	854,139	2.10

Exercised	(5,000)	0.19	-	-

Forfeited	(958,953)	0.82	(596,494)	2.68

Outstanding at end of year	1,718,194	2.06	2,531,134	1.63

Exercisable at end of year	1,017,367	2.06	1,530,420	1.09

g.
The fair value of Company's subsidiaries’ share options granted to employees, directors and consultants for the years ended December 31, 2024 and 2023 was estimated using the binomial model with the following assumptions:

	2024	2023

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	68-83	61-84
Risk-free interest rate (%)	3.83-4.79	3.52-5.05
Suboptimal factor	1.8-2.0	1.8-2.0
Post-vesting forfeiture rate (%)	5-10	5-10